Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term:
Short-term financing receivables		¥ 71,271	¥ 450,588
Allowance for credit losses		(488)	(20,201)
Short-term financing receivables, net	$ 10,848	70,783	430,387
Long-term:
Long-term financing receivables		2,930	19,443
Allowance for credit losses		(95)	(343)
Long-term financing receivables, net	$ 434	¥ 2,835	¥ 19,100